Financial income, net	12 Months Ended
Dec. 31, 2025
Nonoperating Income (Expense) [Abstract]
Financial income, net
Note 19. Financial income (expense), net

	Year Ended December 31,
	2025	2024	2023
Financial income:
Interest on deposits and investments	$22,918	$18,219	$10,569
Foreign currency translation differences	1,446	80	585
Interest from government authorities	1,025	10	6
Other	206	6	141

Financial expenses:
Remeasurement of liability instruments	—	(349,604)	(119,348)
Bank charges	(165)	(143)	(233)
Changes in exchange rates	(709)	(1,429)	(379)
Other	(523)	(29)	(141)
	$24,198	$(332,890)	$(108,800)